Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable, gross	210,501	303,185	48,665
Allowance for doubtful accounts	(8,404)	(22,198)	(3,563)
Accounts receivable, net	202,097	280,987	45,102

Allowance for doubtful accounts receivable

The following table presents movement of the allowance for doubtful accounts:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,398	2,447	8,404	1,349
Additional provision charged to bad debt expenses	1,049	11,926	25,902	4,158
Write-off of bad debt provision	—	(5,969)	(12,108)	(1,944)
Balance at the end of the period	2,447	8,404	22,198	3,563